Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Earnings Per Share Basic and Diluted
The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the three months ended March 31, 2025 (in dollars, except per share amounts):

For the Three Months Ended March 31, 2025
Net loss	$(2,061,897)
Remeasurement of Class A redeemable shares to redemption value	(258,558)

Net loss including remeasurement of temporary equity to redemption value	$(2,320,455)

	For the Three Months Ended March 31, 2025
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	1,372,687	4,743,749	1
Basic and diluted net loss per share Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	(520,770)	(1,799,685)	0
Deemed dividend for remeasurement of temporary equity to redemption value	258,558	—	0

Total net income (loss) allocated by class	$(262,212)	$(1,799,685)	$0

Denominator:
Weighted-average shares outstanding	1,372,687	4,743,749	1
Basic and diluted net loss per share	$(0.19)	$(0.38)	$(0.38)

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the three months ended March 31, 2024 (in dollars, except per share amounts):

For the Three Months Ended March 31, 2024
Net income	$148,092
Remeasurement of Class A redeemable shares to redemption value	(889,342)

Net loss including remeasurement of temporary equity to redemption value	$(741,250)

	For the Three Months Ended March 31, 2024
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	4,772,187	4,743,749	1
Basic and diluted net loss per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	(371,733)	(369,517)	0
Deemed dividend for remeasurement of temporary equity to redemption value	889,342	—	0

Total net income (loss) allocated by class	$517,609	$(369,517)	$0

Denominator:
Weighted average shares outstanding	4,772,187	4,743,749	1
Basic and diluted net loss per shares	$0.11	$(0.08)	$(0.08)

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the year ended December 31, 2024 (in dollars, except per share amounts):

For the Year Ended
December 31, 2024
Net income	$172,315
Less: Remeasurement of Class A redeemable shares to redemption value	(2,672,507)

Net loss including remeasurement of temporary equity to redemption value	$(2,500,192)

	For the Year Ended
	December 31, 2024
	Class A Redeemable	Class A Non-Redeemable	Class B Non-Redeemable
Total number of shares	1,372,687	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(1,010,596)	$(1,489,596)	$(0)
Deemed dividend for remeasurement of temporary equity to redemption value	2,672,507	—	—

Total net income (loss) allocated by class	$1,661,911	$(1,489,596)	$(0)

Denominator:
Weighted average shares outstanding	3,527,561	4,743,749	1
Basic and diluted net income (loss) per share	$0.47	$(0.31)	(0.31)

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the year ended December 31, 2023 (in dollars, except per share amounts):

For the Year Ended
December 31, 2023
Net income	$4,626,782
Less: Remeasurement of Class A redeemable shares to redemption value	(6,695,220)

Net loss including remeasurement of temporary equity to redemption value	$(2,068,438)

	For the Year Ended
	December 31, 2023
	Class A Redeemable	Class A Non-Redeemable	Class B Non-Redeemable
Total number of shares	4,772,187	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(1,293,986)	$(617,240)	$(157,212)
Deemed dividend for remeasurement of temporary equity to redemption value	6,695,220	—	—

Total net income (loss) allocated by class	$5,401,234	$(617,240)	$(157,212)

Denominator:
Weighted average shares outstanding	12,826,933	2,222,414	2,521,336
Basic and diluted net income (loss) per share	$0.42	$(0.28)	(0.06)